Restatement of Previously Issued Financial Statements (Tables)	5 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Schedule of balance sheet

Balance Sheet as of March 31, 2021 (unaudited)	As Previously Reported	Adjustment	As Restated
Class A common stock subject to possible redemption	$222,869,540	$30,130,460	$253,000,000
Class A common stock	$301	$(301)	$—
Additional paid-in capital	$7,255,150	$(7,255,150)	$—
Accumulated deficit	$(2,256,081)	$(22,875,009)	$(25,131,090)
Total Stockholders’ Equity (Deficit)	$5,000,003	$(30,130,460)	$(25,130,457)

Balance Sheet as of June 30, 2021 (unaudited)	As Previously Reported	Adjustment	As Restated
Class A common stock subject to possible redemption	$210,821,530	$42,178,470	$253,000,000
Class A common stock	$422	$(422)	$—
Additional paid-in capital	$19,303,036	$(19,303,036)	$—
Accumulated deficit	$(14,304,088)	$(22,875,012)	$(37,179,100)
Total Stockholders’ Equity (Deficit)	$5,000,003	$(42,178,470)	$(37,178,467)

Schedule of statement of operations

Statement of Operations for the Three Months Ended March 31, 2021 (unaudited)	As Previously Reported	Adjustment	As Restated
Basic and diluted weighted average shares outstanding, Class A common stock	25,300,000	—	25,300,000
Basic and diluted net income per common stock, Class A common stock	$—	$0.05	$0.05
Basic and diluted weighted average shares outstanding, Class B common stock	6,325,000	—	6,325,000
Basic and diluted net income per common stock, Class B common stock	$0.23	$(0.18)	$0.05

Statement of Operations for the Three Months Ended June 30, 2021 (unaudited)	As Previously Reported	Adjustment	As Restated
Basic and diluted weighted average shares outstanding, Class A common stock	25,300,000	—	25,300,000
Basic and diluted net loss per common stock, Class A common stock	$—	$(0.38)	$(0.38)
Basic and diluted weighted average shares outstanding, Class B common stock	6,325,000	—	6,325,000
Basic and diluted net loss per common stock, Class B common stock	$(1.90)	$1.52	$(0.38)

Statement of Operations for the Six Months Ended June 30, 2021 (unaudited)	As Previously Reported	Adjustment	As Restated
Basic and diluted weighted average shares outstanding, Class A common stock	25,300,000	—	25,300,000
Basic and diluted net loss per common stock, Class A common stock	$—	$(0.33)	$(0.33)
Basic and diluted weighted average shares outstanding, Class B common stock	6,325,000	—	6,325,000
Basic and diluted net loss per common stock, Class B common stock	$(1.67)	$1.34	$(0.33)

Schedule of statement of cash flows

Statement of Cash Flows for the Three Months Ended March 30, 2021 (unaudited)	As Previously Reported	Adjustment	As Restated
Non-cash investing and financing activities:
Change in value of Class A common stock subject to possible redemption	$1,463,217	$(1,463,217)	$—

Statement of Cash Flows for the Six Months Ended June 30, 2021 (unaudited)	As Previously Reported	Adjustment	As Restated
Non-cash investing and financing activities:
Change in value of Class A common stock subject to possible redemption	$(10,584,790)	$10,584,790	$—

LIVE OAK ACQUISITION CORP. I I [Member]
Schedule of balance sheet

As of December 7, 2020	As Previously Reported	Adjustment	As Restated
Total assets	$255,055,116		$255,055,116
Total liabilities	$8,095,767		$8,095,767
Class A common stock subject to possible redemption	241,959,340	11,040,660	253,000,000
Preferred stock	—	—	—
Class A common stock	110	(110)	—
Class B common stock	633	—	633
Additional paid-in capital	5,005,580	(5,005,580)	—
Accumulated deficit	(1,314)	(6,039,970)	(6,041,284)
Total stockholders’ equity (deficit)	$5,000,009	$(11,040,660)	$(6,040,651)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)	$255,055,116	$—	$255,055,116

As of December 31, 2020	As Reported As Previously Restated in 10-K/A Amendment No. 1	Adjustment	As Restated
Total assets	$255,028,278		$255,028,278
Total liabilities	$28,621,953		$28,621,953
Class A common stock subject to possible redemption	221,406,320	31,593,680	253,000,000
Preferred stock	—	—	—
Class A common stock	316	(316)	—
Class B common stock	633	—	633
Additional paid-in capital	8,718,352	(8,718,352)	—
Accumulated deficit	(3,719,296)	(22,875,012)	(26,594,308)
Total stockholders’ equity (deficit)	$5,000,005	$(31,593,680)	$(26,593,675)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)	$255,028,278	$—	$255,028,278

Schedule of statement of operations

	Earnings Per Share
For the period From August 12, 2020 (Inception) Through December 31, 2020	As Reported As Previously Restated in 10-K/A Amendment No. 1	Adjustment	As Restated
Net loss	$(3,719,296)	$—	$(3,719,296)
Weighted average shares outstanding — Class A common stock	25,300,000	(21,023,944)	4,276,056
Basic and diluted earnings per share — Class A common stock	$—	$(0.37)	$(0.37)
Weighted average shares outstanding — Class B common stock	5,645,246	—	5,645,246
Basic and diluted earnings per share — Class B common stock	$(0.66)	$0.29	$(0.37)

Schedule of statement of cash flows

Period From August 12, 2020 (Inception) Through December 31, 2020	As Reported As Previously Restated in 10-K/A Amendment No. 1	Adjustment	As Restated
Cash Flow from Operating Activities	$(159,974)	$—	$(159,974)
Cash Flows used in Investing Activities	$(253,000,000)	$—	$(253,000,000)
Cash Flows provided by Financing Activities	$255,056,144	$—	$255,056,144
Supplemental Disclosure of Noncash Financing Activities:
Offering costs included in accrued expenses	$27,981	$—	$27,981
Deferred underwriting fee payable	$8,067,500	$—	$8,067,500
Initial classification of Class A common stock subject to possible redemption	$224,536,340	$(224,536,340)	$—
Change in value of Class A common stock subject to possible redemption	$(3,130,020)	$3,130,020	$—